Annual Total Returns - Institutional Class Shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Virtus Convertible Fund
Prospectus [Line Items]
Annual Return [Percent]	22.37%	14.12%	8.38%	(18.64%)	5.28%	55.82%	26.42%	3.01%	15.22%	5.87%
Virtus Duff & Phelps Water Fund
Prospectus [Line Items]
Annual Return [Percent]	12.31%	5.76%	12.38%	(20.80%)	25.82%	17.01%	33.12%	(12.23%)	22.71%	5.13%
Virtus Global Allocation Fund
Prospectus [Line Items]
Annual Return [Percent]	17.91%	6.74%	11.94%	(15.41%)	11.13%	14.17%	18.35%	(8.52%)	16.94%	3.68%
Virtus International Small-Cap Fund
Prospectus [Line Items]
Annual Return [Percent]	36.28%	2.71%	19.45%	(26.96%)	6.14%	15.90%	24.57%	(22.60%)	39.28%	(7.51%)
Virtus Newfleet Short Duration High Income Fund
Prospectus [Line Items]
Annual Return [Percent]	6.59%	7.61%	12.56%	(5.21%)	5.35%	6.02%	7.36%	(0.02%)	4.26%	10.48%
Virtus NFJ Emerging Markets Value Fund
Prospectus [Line Items]
Annual Return [Percent]	33.18%	0.97%	7.14%	(27.75%)	2.53%	22.61%	21.90%	(19.63%)	37.87%	13.13%